Stockholders' Equity and Related Financing Agreements (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended									12 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 Series A Investors [Member]	Dec. 31, 2011 Series B Investors [Member]	Dec. 31, 2010 Series A Private Placement [Member]	May 18, 2010 Series A Private Placement [Member]	Apr. 22, 2010 Series A Private Placement [Member]	Dec. 31, 2010 Series B Private Placement [Member]	Sep. 28, 2010 Series B Private Placement [Member]	Dec. 31, 2011 Series A Convertible Prefered Stock [Member]	Dec. 31, 2010 Series A Convertible Prefered Stock [Member]	Jan. 31, 2011 Series B convertible preferred stock [Member]	Jun. 30, 2012 Series B convertible preferred stock [Member]	Jun. 30, 2012 Series B convertible preferred stock [Member]	Dec. 31, 2011 Series B convertible preferred stock [Member]	Dec. 31, 2010 Series B convertible preferred stock [Member]	Dec. 31, 2011 Series M Convertible Preferred Stock [Member] Series A Investors [Member]	Dec. 28, 2010 Series M Convertible Preferred Stock [Member] Series A Investors [Member]	Dec. 31, 2011 Series M Convertible Preferred Stock [Member] Series B Investors [Member]	Dec. 28, 2010 Series M Convertible Preferred Stock [Member] Series B Investors [Member]	Jan. 31, 2011 Series A warrants [Member]	Jun. 30, 2012 Series A warrants [Member]	Dec. 31, 2011 Series A warrants [Member]	Dec. 31, 2010 Series A warrants [Member] Series A Private Placement [Member]	Jan. 31, 2011 Series B warrants [Member]	Jun. 30, 2012 Series B warrants [Member]	Dec. 31, 2011 Series B warrants [Member]	Dec. 31, 2010 Series B warrants [Member] Series A Private Placement [Member]
Stockholders Equity and Related Financing Agreements (Textual)
Securities issued under private placement offering												87,142	661,562		540,001
Securities issued under private placement offering price per unit												$ 35	$ 35		$ 37.50
Description of Securities issued under private placement offering											Each security unit issued in the Series A Private Placement consisted of, (a) nine shares of Series A convertible preferred stock, with a par value of $0.001 per share (the "Series A convertible preferred stock") which is convertible into the same number of shares of the Company's common stock, (b) one share of the Company's common stock, with a par value of $0.001 per share (c) a warrant to purchase one share of the Company's Common Stock at an exercise price of $4.50 for a three-year period (the "Series A Warrant"), and (d) a warrant to purchase one share of the per share's common stock at an exercise price of $5.25 per share for a three-year period (the "Series B Warrant").			Each security unit issued in the Series B Private Placement consisted of (a) ten shares of Series B convertible preferred stock, with a par value of $0.001 per share (the "Series B convertible preferred stock") which is convertible into the same number of shares of the Company's common stock, (b) a warrant to purchase up to 1.5 shares of the Company's common stock, at an exercise price of $4.50 per share for a three-year period (the "Series C Warrant"), and (c) a warrant to purchase up to 1.5 shares of the Company's common stock at an exercise price of $5.25 per share for a three-year period(the "Series D Warrant").
Gross Proceeds											$ 26,204,639			$ 20,250,000																$ 233,210				$ 157,500
Issuance cost											3,242,231			1,835,109																27,279				18,305
Maximum Number Of Shares Of Common Stock Issuable On Conversion Of Warrants											718,755			561,601
Exercise price											$ 3.50			$ 3.75
Shares of common stock issuable on conversion of warrant one											598,963			432,001
Shares of common stock issuable on conversion of warrant two											59,986			64,800
Shares of common stock issuable on conversion of warrant three											59,896
Warranr exercise price one											$ 3.50			$ 3.75
Warranr exercise price two											$ 4.50			$ 4.50
Warranr exercise price three											$ 5.25			$ 5.25
Estimated fair value of placement agent warrant											349,683			534,341
Convertible preferred stock, conversion terms											The Series A convertible preferred stock was to be automatically converted into common stock at the earlier occurrence of 1) the 24 month anniversary of the issuance dates of the Series A convertible preferred stock; and 2) at such time that the volume weighted average price ("VWAP") of the Company's common stock is no less than $5.00 for a period of ten consecutive trading days with the daily volume of the Company's common stock of at least 50,000 shares per day			The Series B convertible preferred stock shall be automatically converted into common stock (or the same conversion price as described above) upon the third year anniversary of the issuance date of the Series B convertible preferred stock (April and May 2013).
Convertible preferred stock redemption condition							(50,000)
Price per share of reedemable preferred stock									$ 3.50	$ 3.75
Annual dividend rate																6.00%				6.00%	6.00%
Per share amount of annual dividend																$ 3.50				$ 3.75	$ 3.75
Distribution of annual cash dividend																		360
Estimated dividend to be distributed																		3,500,000
Dividend waived																		17,200,000
Company’s common stock issued																		66,670					5,000		3,400
Number of warrants exercised																											1,150				500
Number of common stock issued in exercise of warrants																											1,150				500
Proceeds from warrant exercises				7,332	7,332		220,000																				4,863				2,468
Declaration of registration statement																												Within 30 calendar days of April 22, 2010	Within 30 calendar days of April 22, 2010			Within 30 calendar days following the later of (i) the closing date of the offering or (ii) the effective date of the prior registration statement for resale of the Issued Common Stock	Within 30 calendar days following the later of (i) the closing date of the offering or (ii) the effective date of the prior registration statement for resale of the Issued Common Stock
Filing of registration statement																												Within 150 calendar days of April 22, 2010 or within 180 calendar days of April 22, 2010	Within 150 calendar days of April 22, 2010 or within 180 calendar days of April 22, 2010			Within 150 calendar days ( or 180 calendar days of the Closing Date in the event of a full review of the registration statement by the SEC) following the later to occur of (i) the closing date of the Series B Private Placement or (ii) the effective date of the Prior Registration Statement.	Within 150 calendar days ( or 180 calendar days of the Closing Date in the event of a full review of the registration statement by the SEC) following the later to occur of (i) the closing date of the Series B Private Placement or (ii) the effective date of the Prior Registration Statement.
Payment of liquidated damages					The registration statement is not maintained continuously effective for approximately 180 days, or if trading of the Company's common stock is suspended or if the Company's common stock is delisted from the principal exchange on which it is traded (NASDAQ)for more than three days.																							1% of the applicable subscription amount for each 30 day period	1% of the applicable subscription amount for each 30 day period			1% of the applicable subscription amount for each 30 day period	1% of the applicable subscription amount for each 30 day period
Cap of liquidated damages																												10% of the subscription amount of each investor	10% of the subscription amount of each investor			10% of the subscription amount of each investor	10% of the subscription amount of each investor
Period for issuance of accrued dividend																1 year					1 year
Dividends to Series A convertible Preferred stockholders						[1]	831,032	[1]									831,032
Dividends to Series B convertible preferred stockholders		306,247		602,507	1,205,014	[1]	306,247	[1]													1,205,014	306,247
Estimated derivative contingent liability					2,493,326
Convertible Preferred Stock, Shares Issued upon Conversion					500,000																			5,000,000		3,400,000
Shares received on pro rata basis if performance threshhold is not achieved									500,000	500,000
Maximum outstanding voting securities of merged entities					50.00%
Number of Escrow shares agreement					2
Minimum percentage of Escrow shares released back					95.00%
Limit of performance threshhold defined as net income target							$ 33,000,000
Description of Escrow shares released back					To Delight Reward upon the Company's achievement of no less than 95% of a net income target, as defined, of $33 million for the year ended December 31, 2010 (the Performance Threshold). If the Company achieved less than 95% of the Performance Threshold, the Series A and Series B Investors were to receive in the aggregate, on a pro rata basis, 500,000 shares of the Company's common stock for each full percentage point by which the Performance Threshold was not achieved, up to the total number of the Escrow Shares.

[1]	Note 14